Employee Benefit Plans (Schedule of Components of Net Periodic Pension and Postretirement Benefit Cost) (Details) (USD $)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 553,291	$ 634,892	$ 521,701
Interest cost	1,020,302	946,247	953,197
Expected return on plan assets	(1,312,354)	(1,184,787)	(959,178)
Amortization of unrecognized transition obligation	0	0	0
Recognized loss	136,394	578,263	475,414
Net periodic benefit cost	397,633	974,615	991,134
Postretirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	168,634	213,131	195,777
Interest cost	602,684	531,845	592,359
Expected return on plan assets	(496,476)	(452,383)	(367,359)
Amortization of unrecognized transition obligation	0	141,671	188,892
Recognized loss	89,515	241,747	239,387
Net periodic benefit cost	$ 364,357	$ 676,011	$ 849,056